Condensed Interim Statements of Changes in (Deficiency) Equity (Unaudited) - CAD ($)	Total	Share Warrants Reserve	Deficit	Number of Common Shares	Share Based Payment Reserve	Investment Revaluation Reserve
Balance, shares at Mar. 31, 2023				186,602,894
Balance, amount at Mar. 31, 2023	$ (465,445)	$ 3,135,098	$ (69,984,262)	$ 65,228,921	$ 2,650,490	$ (1,495,692)
Statement [Line Items]
Net loss for the period	447,033		447,033
Other comprehensive loss for the period	(42,447)					(42,447)
Total comprehensive loss	404,586		447,033			(42,447)
Issuance of common shares pursuant to property agreements, shares				100,000
Issuance of common shares pursuant to property agreements, amount	7,500			$ 7,500
Issuance of common shares pursuant to property agreement, shares				9,615,385
Issuance of common shares pursuant to property agreement, amount	769,231			$ 769,231
Issuance of common shares pursuant to a non-flow-through private placement, shares				15,384,615
Issuance of common shares pursuant to a non-flow-through private placement, amount	2,000,000			$ 2,000,000
Issuance of common shares pursuant to a flow-through private placement, amount	(769,231)			(769,231)
Flow-through share premium liability	80,273				80,273
Balance, amount at Dec. 31, 2023	2,026,914	3,135,098	(69,537,229)	$ 67,236,421	2,730,763	(1,538,139)
Balance, shares at Dec. 31, 2023				211,702,894
Balance, shares at Mar. 31, 2024				211,702,894
Balance, amount at Mar. 31, 2024	1,826,367	3,135,098	(70,027,712)	$ 67,236,421	3,075,950	(1,593,390)
Statement [Line Items]
Net loss for the period	(3,174,475)		(3,174,475)
Other comprehensive loss for the period	(19,301)					(19,301)
Total comprehensive loss	(3,193,776)		(3,174,475)			(19,301)
Issuance of common shares pursuant to property agreements, amount	7,500			$ 7,500
Issuance of common shares pursuant to property agreement, shares				100,000
Shares issued through exercise of options, shares				2,820,000
Shares issued through exercise of options, amount	190,900			$ 190,900
Shares issued through exercise of warrants, shares				6,176,470
Shares issued through exercise of warrants, amount	350,000			$ 350,000
Equity-settled share-based compensation	211,899				211,899
Balance, amount at Dec. 31, 2024	$ (607,110)	$ 3,135,098	$ (73,202,187)	$ 67,784,821	$ 3,287,849	$ (1,612,691)
Balance, shares at Dec. 31, 2024				220,799,364